Summary of Significant Accounting Policies - Additional Information (FY) (Details)		3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 28, 2021 $ / shares shares	Mar. 31, 2021	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) Customer $ / shares shares	Dec. 31, 2019 USD ($) Customer $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 $ / shares shares
Stock split	8.25-for-1
Forward stock split			8.25	8.25
Common stock, par value | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized | shares			850,000,000	98,960,064	98,960,064		98,960,064
Preferred stock, shares authorized | shares			10,000,000	10,000,000
Preferred stock, par value | $ / shares			$ 0.0001	$ 0.0001
Cash			$ 140,662,000	$ 32,359,000	$ 7,221,000
Restricted cash				1,000,000.0	1,000,000.0
Financial instruments measured at fair value on a recurring basis				0	0
Raw material				0.0	200,000
Finished goods				$ 1,700,000	4,300,000
Estimated useful life				3 years
Amortization expense				$ 0	0
Long lived assets impaired				0	0
Contract assets				0	0
Deferred revenue				23,000,000.0	19,900,000	$ 200,000
Deferred revenue recognized				$ 19,900,000	$ 200,000
Deferred revenue recognized percentage				100.00%	100.00%
Advertising costs				$ 100,000	$ 300,000
Allowance for doubtful accounts					0
Deferred offering costs					$ 0
Other Assets [Member]
Deferred offering costs				$ 1,600,000
Software [Member]
Estimated useful life				3 years
Revenues [Member]
Number of customers | Customer				4	3
Accounts Receivable [Member]
Number of customers | Customer				3	3
Geographic Concentration Risk [Member] | Revenues [Member] | Customer One [Member]
Concentration of credit risk				21.00%	59.00%
Geographic Concentration Risk [Member] | Revenues [Member] | Customer Two [Member]
Concentration of credit risk				19.00%	21.00%
Geographic Concentration Risk [Member] | Revenues [Member] | Customer Three [Member]
Concentration of credit risk				10.00%	13.00%
Geographic Concentration Risk [Member] | Revenues [Member] | Customer Four [Member]
Concentration of credit risk				10.00%
Geographic Concentration Risk [Member] | Accounts Receivable [Member] | Customer One [Member]
Concentration of credit risk				32.00%	49.00%
Geographic Concentration Risk [Member] | Accounts Receivable [Member] | Customer Two [Member]
Concentration of credit risk				25.00%	23.00%
Geographic Concentration Risk [Member] | Accounts Receivable [Member] | Customer Three [Member]
Concentration of credit risk				14.00%	18.00%
Minimum [Member]
Estimated useful life of property and equipment				2 years
Subscription revenue contract terms		1 year		1 year
Product warranty life			5 years	5 years
Maximum [Member]
Estimated useful life of property and equipment				5 years
Subscription revenue contract terms		2 years		2 years
Product warranty life			10 years	10 years
Subsequent Event [Member]
Stock split	8.25-for-1
Common stock, par value | $ / shares	$ 0.0001
Authorized shares of all classes of stock | shares	860,000,000
Common stock, shares authorized | shares	850,000,000
Preferred stock, shares authorized | shares	10,000,000
Preferred stock, par value | $ / shares	$ 0.0001